SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of summary of significant accounting policies [abstract]
Schedule of Main Exchange Rates Used for Preparation of Financial Statements
The following table summarizes the main exchange rates used for the preparation of the Unaudited Condensed Interim Consolidated Financial Statements:

Foreign exchange rate for 1 Euro		Six months ended June 30, 2020	At June 30, 2020	Six months ended June 30, 2019	At December 31, 2019
		Average rate	Closing rate	Average rate	Closing rate
U.S. Dollars	USD	1.1018	1.1198	1.1297	1.1234
Swiss Francs	CHF	1.0641	1.0651	1.1294	1.0854
Czech Koruna	CZK	26.2970	26.7400	25.6842	25.4080